S000016772 [Member] Annual Fund Operating Expenses - iShares iBoxx $ High Yield Corporate Bond ETF - iShares iBoxx $ High Yield Corporate Bond ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.